Share-Based Compensation (Schedule of Employee Stock Options) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of shares outstanding, beginning balance	1,821
Number of shares, exercised	(354)
Number of shares, forfeited	(3)
Number of shares, expired	(25)
Number of shares outstanding, ending balance	1,439
Number of shares exercisable, ending balance	1,439	1,700	2,100
Number of shares vested and expected to vest, ending balance	1,439
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Weighted average exercise price outstanding, beginning balance (dollars per share)	$ 19.37
Weighted average exercise price, exercised (dollars per share)	17.66
Weighted average exercise price, forfeited (dollars per share)	18.68
Weighted average exercise price, expired (dollars per share)	16.21
Weighted average exercise price outstanding, ending balance (dollars per share)	19.84
Weighted average exercise price exercisable, ending balance (dollars per share)	19.84	$ 19.27	$ 18.10
Weighted average exercise price vested and expected to vest, ending balance (dollars per share)	$ 19.84
Weighted average remaining contractual term outstanding, ending balance (in years)	3 years 10 months 6 days
Weighted average remaining contractual term vested, ending balance (in years)	3 years 10 months 6 days
Weighted average remaining contractual term vested and expected to vest, ending balance (in years)	3 years 10 months 6 days
Aggregate intrinsic value outstanding, ending balance	$ 11,762
Aggregate intrinsic value vested, ending balance	11,762
Aggregate intrinsic value vested and expected to vest, ending balance	$ 11,762
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Number of shares outstanding, beginning balance	8,956
Restricted stock units, granted (in shares)	2,942
Restricted stock units vested (in shares)	(1,200)
Restricted stock units, forfeited (in shares)	(500)
Number of shares outstanding, ending balance	10,198
Number of shares vested and expected to vest, ending balance	8,886
Weighted average contractual term vested, outstanding (in years)	2 years 5 months 5 days
Weighted average contractual term vested and expected to vest (in years)	2 years 3 months 18 days
Aggregate intrinsic value outstanding, ending balance	$ 285,311
Aggregate intrinsic value vested and expected to vest, ending balance	$ 248,989